SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $)	12 Months Ended			4 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 IPTV operations	Dec. 31, 2013 IPTV operations	Dec. 31, 2012 IPTV operations	Dec. 31, 2011 IPTV operations	Aug. 31, 2012 IPTV operations	Oct. 31, 2009 PAS infrastructure contracts	Dec. 31, 2012 PAS infrastructure contracts	Dec. 31, 2011 PAS infrastructure contracts
Revenue Recognition
Remaining expected period of support for PAS products									2 years
Deferred revenue released										$ 8,100,000	$ 95,300,000
Profit realized on full year basis from deferred revenue released											33,100,000
Deferred revenue	10,200,000	9,800,000	5,300,000	5,100,000		5,100,000
Deferred service costs related to unassigned contracts	5,300,000	6,100,000	4,100,000					22,700,000
Impact on gross margin from the future revenue recognition of unassigned contracts					0
Revenues relating to unassigned contracts	164,439,000	186,728,000	320,576,000	2,200,000	1,400,000	29,500,000	141,400,000
Liabilities and deferred costs related to un-assigned contracts				47,300,000	29,300,000	47,300,000
Current deferred revenue	29,093,000	41,461,000
Long-term deferred revenue	$ 35,251,000	$ 59,530,000